Cover Page	Jun. 18, 2026
Cover [Abstract]
Entity Central Index Key	0001736946
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	408
Entity Tax Identification Number	38-4061754
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	ARLO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38618
Entity Address, Address Line One	5770 Fleet Street
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
Local Phone Number	890-3900
Trading Symbol	ARLO
Security Exchange Name	NYSE
Amendment Flag	false